Note 12 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Stock Incentive Plan

On October 25, 2007, the Board of Directors approved the Company's 2007 Stock Incentive Plan (the "2007 Plan") and on February 4, 2010, the Company's 2010 Stock Incentive Plan (the "2010 Plan"). Both plans are administered by the Board of Directors which can make awards totaling in aggregate up to 600,000 and 1,500,000 shares, respectively over 10 years after each plan's adoption date. The persons eligible to receive awards under the Plan are officers, directors, and executive, managerial, administrative and professional employees of the Company or Eurobulk or Eurochart, (collectively, "key persons") as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant.  Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.

a)
On February 7, 2008, an award of 150,000 unvested restricted shares under the 2007 Plan was made to 12 key persons of which 50% vested on August 7, 2008 and the remaining 50% vested on August 7, 2009; awards to officers and directors amounted to 95,000 shares and the remaining 55,000 shares were awarded to employees of Eurobulk; of the latter, 5,000 shares were forfeited.

b)
On November 12, 2008, an award of 160,000 unvested restricted shares under the 2007 Plan was made to the same 12 and an additional two (a total of 14) key persons of which 50% vested on November 16, 2009 and 50% on November 16, 2010; awards to officers and directors amounted to 100,000 shares and the remaining 60,000 shares were awarded to employees of Eurobulk; of the latter, 20,000 shares were forfeited.

c)
On November 4, 2009, an award of 165,000 unvested restricted shares under the 2007 Plan was made to 14 key persons of which 50% vested on July 1, 2010 and 50% vested on July 1, 2011; awards to officers and directors amounted to 100,000 shares and the remaining 65,000 shares were awarded to employees of Eurobulk.

d)
On November 4, 2010, an award of 165,000 unvested restricted shares, 15,000 shares under the 2007 Plan and 150,000 shares under the 2010 Plan, was made to 14 key persons of which 50% vested on November 16, 2011 and 50% will vest on November 16, 2012; awards to officers and directors amounted to 100,000 shares and the remaining 65,000 shares were awarded to employees of Eurobulk.

e)
On November 4, 2011 an award of 290,000 unvested restricted shares under the 2010 Plan, was made to 17 key persons of which 50% will vest on July 1, 2012 and 50% on July 1, 2013; awards to officers and directors amounted to 164,000 shares and the remaining 126,000 shares were awarded to employees of Eurobulk.

All unvested restricted shares are conditional upon the grantee's continued service as an employee of the Company, Eurobulk or as a director until the applicable vesting date. The grantee does not have the right to vote such unvested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the unvested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As of December 31, 2010 and 2011 the unvested restricted shares accrued dividends of $32,175 and $47,525, respectively. As unvested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company estimates the forfeitures of unvested restricted shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The compensation cost that has been charged against income for those plans was $820,189, $696,117 and $568,488 for the years ended December 31, 2009, 2010 and 2011, respectively. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company's unvested shares as of December 31, 2011 and changes during the years ended December 31, 2009, 2010 and 2011, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2009	235,000	$1,465,000
Granted	165,000	$658,350
Vested	(140,000)	$(1,050,000)
Forfeited	(25,000)	$(135,000)
Unvested on December 31, 2009	235,000	$938,350
Granted	165,000	$679,800
Vested	(152,500)	$(609,175)
Forfeited	-	-
Unvested on December 31, 2010	247,500	$1,008,975
Granted	290,000	$910,600
Vested	(165,000)	$(669,075)
Forfeited	-	-
Unvested on December 31, 2011	372,500	$1,250,500

As of December 31, 2011, there was $977,516 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Plan based on the closing stock price of $2.35 on December 31, 2011 used for the valuation of the shares awarded to non-employees. That cost is expected to be recognized over a weighted-average period of 0.78 years. The total fair value of shares vested during the year ended December 31, 2009 was $716,974 and the recognized portion of the unvested shares was $103,215. The total fair value of shares vested during the year ended December 31, 2010 was $505,585 and the recognized portion of the unvested shares was $190,532. The total fair value of shares vested during the year ended December 31, 2011 was $446,694 and the recognized portion of the unvested shares was $121,794.